Consolidated Statements Of Cash Flows (Parenthetical) (USD $)	0 Months Ended	12 Months Ended
	Jan. 25, 2013	Jul. 31, 2013
Accounts Payable Waived	$ 1,519,000	$ 1,519,000
Debt Instrument, Face Amount		1,333,000
Troubled debt restructuring loss		25,000
Morrison And Foerster LLP [Member]
Fair value of warrants		245,000
Troubled debt restructuring loss		25,000
Notes [Member]
Debt Instrument, Face Amount	$ 1,125,000